SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

In preparing these financial statements the Company has evaluated events and transactions for potential recocnition or disclosure through July 31, 2025, the date these financial statements were available to be issued.

(a) Deficiency in Stockholders Equity In April 2025, the company issued 1,666,666 common stock units consisting of 1,666,666 shares of common stock and 1,666,666 warrants with an exercise price of $0.03 per share and 1,666,666 warrants with an exercise price of $0.05 per share, both with a 36 month life in exchange for $5,000 in cash.

In the third quarter of 2025, the Company issued 33,333,333 common stock units which included 33,333,333 common shares, 33,333,333 warrants with an exercise price of $0.03 per share and 33,333,333 warrants with an exercise price of $0.05 per share, both with a 36 month life in exchange for $100,000 in cash.

(b) Gain on settlement of accrued liability In June 2025, vendor agreed to a settlement of an accrued liability of $397,646 which calls for the payment of $100,000 in cash at the closing of the planned public offering and two common stock purchase warrants - one for 4,166,667 shares with an exercise price of $0.03 per share and a 7 year life and the other for 2,500,000 shares with an exercise price of $0.05 per share and a 7 year life. As a result, the Company will record a net gain of $238,313 and warrant issuance of $59,333. The warrants were valued using Black-Scholes model; stock price $0.0089; volatility 618.68%; exercise price $0.03 and $0.05, expected life 7 years and discount rate 3.83%.

( c) Intangible assets NIH #1 Effective April 2025, the NIH agreed to extend this license to October 2025, for the payment of a $5,000 fee.

(d) Intangible assets NIH #2 Effective April 2025, the NIH agreed to extend this license and the payment of the $45,000 fee for extension to the end of the patent life, to April 2026, for the payment of a $2,000 fee.

(f) Warrants – In April 2025 pursuant to a consulting contract, the Company issued warrants for services as follows: April 1 – 15,000,000 warrants with an exercise price of $0.0197 with a three year maturity valued at $195,338; May 1 – 1,500,000 warrants with an exercise price of $0.0183 with a three year maturity valued at $18,207; June 1 – 1,500,000 warrants with an exercise price of $0.0165 with a three year maturity valued at $16,415 and July 1 – 1,500,000 warrants with an exercise price of $0.0173 with a three year maturity valued at $17,163. For the remaining eight months of this contract, through March 1, 2026, the Company is required to issue 1,500.000 warrants on the first of each month with an exercise price set at 150% of the closing price of the common stock the day prior. The Company will record an expense for the fair value of these warrants calculated using the Black-Scholes model with the following assumption ranges: Expected life - three years; stock price between $0.011 and $0.0131; volatility between 323% and 329%; exercise price between $0.0165 and $0.0197 and bond equivalent yield rate between 3.69% and 3.87%.

(g) In June 2025, The Company issued a convertible promissory note and 26,666,666 warrants with an exercise price of $0.03 per share and 26,666,666 warrants with an exercise price of $0.05 per share, both with a 60 month life in exchange for $74,000 in cash. The note carries an 8% interest rate and matures in 90 days with two automatic 90 day extensions for any portion of the note not repaid by the maturity date. The note plus accrued interest is convertible at any time after issuance until the day prior to the second automatic extension date at a fixed price of $0.003 per share. After the expiration of the second automatic extension the note plus accrued interest is convertible at a 50% discount to the 5 day moving average immediately prior to the conversion date. The warrants will be recorded as a debt discount in the amount of $74,000 and amortized for the life of the note.

(h) In July 2025, the Company Board of Directors Compensation Committee and its two officers agreed to a plan to settle the accrued compensation as of March 31, 2025, in the amount of $522,500 for the two officers. This plan calls for 50% , or $261,250, to be paid over the 24 months ($10,885 per month), following the closing of the public offering and the other 50% to be converted into restricted common stock, the number of shares being calculated as the closing price of the common stock the day before the effective date of the S-1 registration statement.

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 18 - SUBSEQUENT EVENTS

In preparing these financial statements the Company has evaluated events and transactions for potential recocnition or disclosure through July 31, 2025, the date these financial statements were available to be issued.

(a) Related party short term notes In February 2025, the maturity was extended to February 25, 2026.

(b) Gain on settlement of accrued liability In June 2025, a vendor agreed to a settlement of an accrued liability of $397,646 which calls for the payment of $100,000 in cash at the closing of the planned public offering and two common stock purchase warrants - one for 4,166,667 shares with an exercise price of $0.03 per share and a 7 year life and the other for 2,500,000 shares with an exercise price of $0.05 per share and a 7 year life. The warrants were valued using the Black-Scholes model with the following assumptions: Expected life - 7 years; Stock price - $0.0089: Volatility - 619%; Exercise price $0.03 and $0.05: Discount rate - 3.83% and were valued at $59,333. As a result the Company will record a net gain of approximately $238,313 during the quarter ended June 30, 2025.

(c) Deficiency in Stockholders Equity In the first quarter of 2025, the Company issued 108,500 shares of Series A preferred stock in exchange for $108,500 in cash and issued 91,833,330 common stock units which included 91,833,330 common shares, 91,833,330 warrants with an exercise price of $0.03 per share and 91,833,330 warrants with an exercise price of $0.05 per share, both with a 36 month life in exchange for $275,500 in cash.

In the second quarter of 2025, the Company issued 1,666,666 common stock units which included 1,666,666 common shares, 1,666,666 warrants with an exercise price of $0.03 per share and 1,666,666 warrants with an exercise price of $0.05 per share, both with a 36 month life in exchange for $5,000 in cash.

In the third quarter of 2025, the Company issued 33,333,333 common stock units which included 33,333,333 common shares, 33,333,333 warrants with an exercise price of $0.03 per share and 33,333,333 warrants with an exercise price of $0.05 per share, both with a 36 month life in exchange for $100,000 in cash.

(d) Intangible Assets - National Institute of Health (NIH) Patent license #2 Effective April 2025, the NIH agreed to extend the $45,000 payment due on April 2, 2025, to April 2, 2026, in exchange for the payment of a $2,000 fee.

(e) Intangible assets - NIH #1 Effective April 2025, the NIH agreed to extend this license to October 2025, for the payment of a $5,000 fee.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 18 - SUBSEQUENT EVENTS, continued

(f) Warrants – In April 2025 pursuant to a consulting contract, the Company issued warrants for services as follows: April 1 – 15,000,000 warrants with an exercise price of $0.0197 with a three year maturity valued at $195,338; May 1 – 1,500,000 warrants with an exercise price of $0.0183 with a three year maturity valued at $18,207; June 1 – 1,500,000 warrants with an exercise price of $0.0165 with a three year maturity valued at $16,415 and July 1 – 1,500,000 warrants with an exercise price of $0.0173 with a three year maturity valued at $17,163. For the remaining eight months of this contract, through March 1, 2026, the Company is required to issue 1,500.000 warrants on the first of each month with an exercise price set at 150% of the closing price of the common stock the day prior. The Company will record an expense for the fair value of these warrants calculated using the Black-Scholes model with the following assumption ranges: Expected life - three years; stock price between $0.011 and $0.0131; volatility between 323% and 329%; exercise price between $0.0165 and $0.0197 and bond equivalent yield rate between 3.69% and 3.87%.

(g) In June 2025, the Company issued a convertible promissory note and 26,666,666 warrants with an exercise price of $0.03 per share and 26,666,666 warrants with an exercise price of $0.05 per share, both with a 60 month life in exchange for $74,000 in cash. The note carries an 8% interest rate and matures in 90 days with two automatic 90 day extensions for any portion of the note not repaid by the maturity date. The note plus accrued interest is convertible at any time after issuance until the day prior to the second automatic extension date at a fixed price of $0.003 per share. After the expiration of the second automatic extension the note plus accrued interest is convertible at a 50% discount to the 5 day moving average immediately prior to the conversion date. The warrants will be recorded as a debt discount in the amount of $74,000 and amortized for the life of the note.

(h) In July 2025, the Company Board of Directors Compensation Committee and its two officers agreed to a plan to settle the accrued compensation as of March 31, 2025, in the amount of $522,500 for the two officers. This plan calls for 50% , or $261,250, to be paid over the 24 months ($10,885 per month), following the closing of the public offering and the other 50% to be converted into restricted common stock, the number of shares being calculated as the closing price of the common stock the day before the effective date of the S-1 registration statement.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023